Capital Lease Obligations	12 Months Ended
Dec. 31, 2015
Leases, Capital [Abstract]
Capital Lease Obligations
Capital Lease Obligations
As of December 31, 2015 and 2014, the Company has approximately $13.7 million and $8.0 million of manufacturing equipment acquired under capital leases, included in property and equipment, respectively. The obligations under the capital leases are being repaid in equal monthly installments over 24 to 36 month terms and include principal and interest payments with an effective interest rate of 13% to 17%.
The assets acquired under capital leases are being amortized on a straight-line basis over 5 years in accordance with the Company's policy for depreciation of manufacturing equipment. Amortization expense on assets acquired under capital leases is included with depreciation expense. Amortization expense related to these capital leased assets was $2.5 million, $1.3 million and $0.6 million in the years ended December 31, 2015, 2014 and 2013, respectively.
Assets held under capital leases consist of the following (in thousands):

	As of
	December 31, 2015	December 31, 2014
Manufacturing equipment	$13,705	$7,984
Less: Accumulated amortization	(4,346)	(1,885)
Total	$9,359	$6,099

The aggregate future minimum lease payments related to these capital leases as of December 31, 2015, are as follows (in thousands):

Years Ending December 31,	Minimum Lease Payments
2016	$5,874
2017	269
Total future minimum lease payments	$6,143
Interest expense	(355)
Total capital lease obligations	$5,788

The Company recorded $1.2 million of interest expense on capital leases in the years ended December 31, 2015 and 2014, and $0.4 million of interest expense on capital leases in 2013.